Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	1.08%	1.59%
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		215,950,000
Fair Value as a % of Trust Capital		28.71%
Fair Value		216,236,809
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		218,390,000
Fair Value as a % of Trust Capital		29.05%
Fair Value		218,782,420
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		222,440,000
Fair Value as a % of Trust Capital		30.44%
Fair Value		229,234,847
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		50,710,000
Fair Value as a % of Trust Capital		6.75%
Fair Value		50,874,410
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	137,850,000
Fair Value as a % of Trust Capital	29.13%
Fair Value	137,973,850
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	146,530,000
Fair Value as a % of Trust Capital	31.51%
Fair Value	149,271,714
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	129,840,000
Fair Value as a % of Trust Capital	27.41%
Fair Value	129,809,569
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	50,710,000
Fair Value as a % of Trust Capital	10.74%
Fair Value	50,854,603
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	98.79%	94.95%
Fair Value	467,909,736	715,128,486